Description of Organization and Business Operations (Details) - USD ($)			11 Months Ended
	Aug. 31, 2020	Jul. 30, 2020	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Proceeds from public offering	$ 172,500,000	$ 172,500,000	$ 172,500,000
Proceeds from issuance of private placement warrants	$ 5,700,000	5,700,000	$ 5,700,000
Trust account deposit		$ 172,500,000
U.S. government treasury bills maturity period, description			The funds in the Trust Account are to be invested only in U.S. government treasury bills with a maturity of one hundred and eighty five (185) days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940 which invest only in direct U.S. government obligations.
Working capital			$ 250,000
Interest to pay dissolution expenses			$ 100,000
Redeem public shares, percentage			100.00%
Trust account, percentage			80.00%
Business combination of redeem shares			$ 5,000,001
Pay dissolution expenses			$ 100,000
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Redemption of shares, percentage			100.00%